UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2008
Date of reporting period: 10/01/2007 – 12/31/2007
Item 1 – Schedule of Investments

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

Florida - 97.0%	$ 2,750	Broward County, Florida, HFA, M/F Housing Revenue Bonds (Sailboat Bend Artist Lofts Project), VRDN, AMT, 3.76% due 4/15/2038 (g)	$ 2,750

	5,000	Broward County, Florida, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series D, 5% due 4/01/2008 (g)	5,013

	6,000	Broward County, Florida, School District, TAN, 3.39% due 9/30/2008	6,027

	1,475	Broward County, Florida, Water and Sewer Utility, Revenue Refunding Bonds, VRDN, Series B, 5% due 10/01/2008 (a)(g)	1,492

	8,890	Cape Coral, Florida, Water and Sewer Revenue Bonds, ROCS, VRDN, Series II-R-11097PB, 3.51% due 10/01/2036 (a)(g)(j)	8,890

	1,285	Capital Trust Agency, Florida, Air Cargo Revenue Bonds (Aero Miami FX LLC Project), VRDN, AMT, 3.55% due 8/01/2034 (g)	1,285

	2,000	Collier County, Florida, IDA, IDR, Refunding (Allete Inc., Project), VRDN, AMT, 3.49% due 10/01/2025 (g)	2,000

	6,140	Collier County, Florida, School Board, COP, PUTTERS, VRDN, Series 1406, 3.51% due 2/15/2014 (e)(g)(j)	6,140

	4,000	Dade County, Florida, IDA, Exempt Facilities Revenue Refunding Bonds (Florida Power and Light Co.), VRDN, 3.47% due 6/01/2021 (g)	4,000

	2,130	Deutsche Bank SPEARs/LIFERs Trust, Miami, Florida, International Airport, VRDN, AMT, Series DB-451,
		3.52% due 10/01/2017 (f)(g)(j)	2,130

	2,325	Eclipse Funding Trust, Solar Eclipse Certificates, Florida, VRDN, Series 2006-0035, 3.48% due 6/01/2034 (f)(g)(j)	2,325

	5,445	Flagler County, Florida, School Board, COP, MERLOTS, VRDN, Series D-01, 3.50% due 8/01/2023 (e)(g)(j)	5,445

	2,800	Florida Development Finance Corporation, IDR (Enterprise Bond Program), VRDN, AMT, Series E, 3.60% due 9/01/2026 (g)	2,800

	6,500	Florida Housing Finance Corporation, M/F Housing Revenue Refunding Bonds (Tuscany Lakes Apartments), VRDN, AMT, Series 1,
		3.50% due 11/15/2035 (i)(g)	6,500

	5,000	Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series 49G, 3.52% due 6/01/2046 (g)(j)	5,000

	7,000	Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds (Savannah Springs Apartments Limited), VRDN, AMT, Series N,
		3.50% due 12/15/2044 (g)	7,000

	4,300	Florida Housing Finance Corporation Revenue Bonds, ROCS, VRDN, AMT, Series II-R-11209, 3.58% due 1/01/2017 (c)(d)(g)(j)	4,300

	3,395	Florida Housing Finance Corporation Revenue Bonds, ROCS, VRDN, AMT, Series II-R-11239, 3.58% due 1/01/2016 (g)(j)	3,395

	10,500	Florida Hurricane Catastrophe Fund Financing Corporation Revenue Bonds, VRDN, Series A, 5% due 7/01/2008 (g)	10,579

	7,424	Florida Local Government Finance Commission, CP, 3.47% due 1/09/2008	7,424

	10,663	Florida Local Government Finance Commission, CP, 2.85% due 2/14/2008	10,663

	3,365	Florida Local Government Finance Commission, CP, 3.05% due 3/13/2008	3,365

Portfolio Abbreviations

To simplify the listings of CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
COP	Certificates of Participation	M/F	Multi-Family
CP	Commercial Paper	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency	SPEARs	Short Puttable Exempt Adjustable Receipts
IDA	Industrial Development Authority	TAN	Tax Anticipation Notes
IDR	Industrial Development Revenue Bonds	TOCS	Tender Option Certificates
LIFERs	Long Inverse Floating Exempt Receipts	TRAN	Tax Revenue Anticipation Notes
		VRDN	Variable Rate Demand Notes

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 4,395	Florida State Board of Education, Public Education Capital Outlay, GO, PUTTERS, VRDN, Series 2387, 3.25% due 6/01/2015 (g)(j)	$ 4,395

2,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series B, 5.50% due 7/01/2008 (f)(g)	2,020

3,995	Florida State Turnpike Authority, Turnpike Revenue Refunding Bonds, PUTTERS, VRDN, Series 1772, 3.54% due 7/01/2013 (a)(g)(j)	3,995

2,995	Fort Meyers, Florida, Improvement Revenue Refunding Bonds, PUTTERS, VRDN, Series 1709, 3.51% due 12/01/2014 (f)(g)(j)	2,995

3,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, VRDN, AMT, Series II-R-7544,
	3.58% due 10/01/2015 (e)(g)	3,000

2,130	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), VRDN, Series A,
	3.42% due 11/15/2026 (g)	2,130

3,000	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), VRDN, Series A-2,
	3.47% due 11/15/2037 (g)	3,000

4,830	Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series 1060,
	3.53% due 10/01/2018 (a)(g)(j)	4,830

7,000	Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds (Tampa International Airport), VRDN, AMT, Series 2006-C,
	3.54% due 10/01/2026 (f)(g)	7,000

4,000	Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Claymore Crossings Apartments), VRDN, AMT,
	3.50% due 12/15/2038 (g)	4,000

4,000	Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Lake Kathy Apartments), VRDN, AMT, 3.50% due 12/15/2039 (g)	4,000

3,100	Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Refunding Bonds (Methodist Medical Center),
	VRDN, 3.48% due 10/01/2015 (g)	3,100

1,315	Jacksonville, Florida, Electric Authority Revenue Bonds (Electric System), VRDN, Series B, 3.53% due 10/01/2030 (g)	1,315

3,000	Jacksonville, Florida, HFA, M/F Housing Revenue Bonds (Christine Cove Apartments), VRDN, AMT, 3.47% due 9/15/2038 (g)	3,000

500	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Southern Baptist Hospital), VRDN, Series B,
	3.46% due 8/15/2033 (g)	500

7,000	Jacksonville, Florida, Port Authority Revenue Bonds (Mitsui O.S.K. Lines, Ltd. Project), VRDN, AMT, 3.50% due 11/01/2032 (g)	7,000

7,200	Lee County, Florida, IDA, Health Care Facilities Revenue Bonds (Shell Point Village Project), VRDN, Series A, 3.45% due 11/01/2032 (g)	7,200

2,410	Martin County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Martin Memorial Medical Center), VRDN,
	Series B, 3.42% due 11/15/2024 (g)	2,410

7,400	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series 1829, 3.53% due 10/01/2039 (f)(g)(j)	7,400

3,165	Miami-Dade County, Florida, Education Facilities Authority, Revenue Refunding Bonds (Florida Memorial College Project), VRDN,
	3.48% due 10/01/2027 (g)	3,165

2,300	Miami-Dade County, Florida, IDA, Solid Waste Disposal Revenue Refunding Bonds (Florida Power and Light Company Project), VRDN,
	AMT, 3.56% due 2/01/2023 (g)	2,300

1,390	Miami-Dade County, Florida, Special Obligation Revenue Bonds, TOCS, VRDN, Series Z-12, 3.48% due 5/15/2015 (f)(g)(j)	1,390

3,105	Miami, Florida, Health Facilities Authority, Revenue Refunding Bonds (Jewish Home and Hospital Project), VRDN,
	3.44% due 8/01/2026 (g)	3,105

6,900	Municipal Securities Trust Certificates, Florida Housing Finance Corporation Revenue Bonds, VRDN, AMT, Series 7028, Class A,
	3.57% due 7/01/2037 (g)(h)(j)	6,900

1,200	Orange County, Florida, IDA, IDR (Central Florida YMCA Project), VRDN, 3.48% due 12/01/2032 (g)	1,200

2,200	Orange County, Florida, School Board, COP, Refunding, VRDN, Series C, 3.47% due 8/01/2022 (f)(g)	2,200

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

	$ 3,320	Orange County, Florida, School Board, COP, VRDN, Series B, 3.50% due 8/01/2025 (a)(g)	$ 3,320

	6,000	Orange County, Florida, School District, TAN, 4% due 9/30/2008	6,028

	3,460	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, FLOATS, VRDN, Series 1806, 3.52%
		due 10/01/2030 (b)(g)(j)	3,460

	5,870	Palm Beach County, Florida, Educational Facilities Authority Revenue Bonds (Lynn University Project), VRDN, 3.48% due 11/01/2021 (g)	5,870

	7,200	Palm Beach County, Florida, Educational Facilities Authority, Revenue Refunding Bonds (Atlantic College Project), VRDN,
		3.50% due 12/01/2031 (g)	7,200

	11,155	Palm Beach County, Florida, Revenue Bonds (Joseph L. Morse Geriatric Obligor Group), VRDN, 3.50% due 5/01/2033 (g)	11,155

	17,895	Palm Beach County, Florida, Special Purpose Facilities Revenue Bonds (Flight Safety Project), VRDN, AMT, 3.53% due 6/01/2020 (g)	17,895

	3,925	Peace River/Manasota Regional Water Supply Authority, Florida Revenue Bonds, ROCS, VRDN, Series II-R-607PB,
		3.51% due 10/01/2030 (e)(g)(j)	3,925

	1,250	Seminole County, Florida, School District, COP, Refunding, VRDN, Series A, 4.50% due 7/01/2008 (f)(g)	1,256

	19,980	Sunshine State Governmental Finance Commission, CP, 3% due 1/15/2008	19,980

	3,500	Sunshine State Governmental Finance Commission, CP, 3.50% due 1/17/2008	3,500

Illinois - 0.5%	1,650	Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco Chemical Company Project), VRDN, AMT, 3.50% due 7/01/2032 (g)	1,650

Puerto Rico - 2.4%	7,000	Puerto Rico Commonwealth, TRAN, 4.25% due 7/30/2008	7,034

		Total Investments (Cost - $294,346*) - 99.9%	294,346
		Other Assets Less Liabilities - 0.1%	187

		Net Assets - 100.0%	$ 294,533

* Cost for federal income tax purposes.

(a)	AMBAC Insured.

(b)	FGIC Insured.

(c)	FHLMC Collateralized.

(d)	FNMA/GNMA Collateralized.

(e)	FSA Insured.

(f)	MBIA Insured.

(g)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(h)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(i)	FNMA Collateralized.

(j)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Donald C. Burke Donald C. Burke

Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008